Interest expenses - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about borrowings [line items]
Interest on loans	$ 4,107,000	$ 4,839,000
Loans and finance leases related to convertible debts issued and government loans granted
Disclosure of detailed information about borrowings [line items]
Interest on loans	$ 4,107,000	$ 4,750,000